Debt - Convertible Notes (Details)			3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 14, 2021 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) lease $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 30, 2023 USD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 04, 2020 USD ($)
Debt Instrument [Line Items]
Warrant to purchase shares of convertible preferred stock (in shares) | shares		24,900,000
Debt amount converted		$ 46,500,000			$ 0	$ 48,607,000	$ 0
Conversion of Convertible Notes into common stock						48,781,000
Consecutive days					20 days
Conversion price (in usd per share) | $ / shares					$ 6.5712
Amortization of debt issuance cost and debt discounts			$ 3,854,000	$ 3,337,000	$ 14,297,000	34,809,000	6,045,000
Special meeting of stockholders'	6 months
Convertible Debt [Abstract]
Total debt	$ 177,735,000		177,735,000		122,692,000	110,999,000
Maturities of Long-Term Debt [Abstract]
Long-Term Debt, Maturity, Remainder of Fiscal Year	0		0
Long-Term Debt, Maturity, Year Two	3,941,000		3,941,000
Long-Term Debt, Maturity, Year Five	168,930,000		168,930,000
Long-Term Debt And Accrued PIK Interest	172,871,000		172,871,000
Loss on debt extinguishment			177,939,000	0	(10,201,000)	0	0
Debt extinguishment fair value adjustment			7,200,000
2023	0		0
Additional Paid-in Capital
Debt Instrument [Line Items]
Conversion of Convertible Notes into common stock						48,780,000
Maturities of Long-Term Debt [Abstract]
Debt extinguishment fair value adjustment			7,200,000
Convertible note warrants
Debt Instrument [Line Items]
Warrant to purchase shares of convertible preferred stock (in shares) | shares									4,562,533
Exercise price of warrants (in dollars per share) | $ / shares									$ 0.02
Warrant liability									$ 29,000,000
Fair value of embedded derivative liability									$ 68,500,000
Convertible note warrants | Original Convertible Notes
Debt Instrument [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares									$ 0.02
Warrant liability									$ 29,000,000
Convertible notes
Debt Instrument [Line Items]
Aggregate principal amount									$ 200,000,000
Interest rate									5.00%
Paid-in-kind interest rate									4.50%
Conversion terms, event of liquidation or sale, conversion price percentage									150.00%
Covenant, required minimum liquidity									$ 75,000,000	$ 75,000,000
Covenant, required minimum liquidity, multiple factor of cash burn									4	4
Debt issuance costs incurred									$ 5,100,000
Debt amount converted		46,500,000
Write off of unamortized debt issuance cost and debt discounts		21,000,000		62,300,000	$ 62,300,000
Conversion price (in usd per share) | $ / shares					$ 6.5712
Convertible notes stock price trigger (in usd per share) | $ / shares					$ 9.86
Threshold consecutive trading days | lease					20
Amortization of debt issuance cost and debt discounts					$ 14,200,000	34,700,000	$ 5,600,000
Convertible Debt [Abstract]
Principal					153,500,000	153,500,000
PIK interest					17,301,000	9,826,000
Total principal	172,871,000		172,871,000		170,801,000	163,326,000
Less debt discount and issuance costs					(48,109,000)	(62,327,000)
Total debt	$ 177,735,000		$ 177,735,000		122,692,000	$ 100,999,000
Convertible notes | Original Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount									$ 200,000,000
Interest rate									5.00%
Paid-in-kind interest rate									4.50%
Conversion terms, event of liquidation or sale, conversion price percentage									150.00%
Covenant, required minimum liquidity									$ 75,000,000
Covenant, required minimum liquidity, multiple factor of cash burn									4
Debt issuance costs incurred									$ 5,100,000
Debt amount converted		46,500,000
Consecutive days			20 days
Write off of unamortized debt issuance cost and debt discounts		21,000,000
Conversion price (in usd per share) | $ / shares	$ 6.5712		$ 6.5712
Amortization of debt issuance cost and debt discounts			$ 3,800,000	$ 3,300,000
Convertible Debt [Abstract]
Principal					153,500,000			$ 153,500,000
PIK interest					17,301,000			19,196,000
Total principal					170,801,000			172,696,000
Less debt discount and issuance costs					(48,109,000)			(44,275,000)
Total debt					122,692,000			$ 128,421,000
Maturities of Long-Term Debt [Abstract]
Loss on debt extinguishment	$ 177,900,000
Debt extinguishment fair value adjustment	$ 7,200,000
Convertible notes | Convertible Notes Facility
Debt Instrument [Line Items]
Interest rate	12.00%		12.00%
Paid-in-kind interest rate	7.00%		7.00%
Covenant, required minimum liquidity	$ 125,000,000		$ 125,000,000
Fair value of embedded derivative liability	$ 135,700,000		$ 135,700,000
Consecutive days	20 days
Interest rate	5.00%		5.00%
Default interest rate	9.00%		9.00%
Conversion price discount percentage	75.00%		75.00%
Conversion price floor | $ / shares	$ 1.016		$ 1.016
Breach of minimum liquidity covenant	5 days
Beneficial ownership limitation	40.00%		40.00%
Maximum shares to be issued, percentage	19.99%		19.99%
Maximum shares to be issued | shares	45,257,360		45,257,360					177,782,000
Convertible Debt [Abstract]
Principal	$ 153,500,000		$ 153,500,000
PIK interest	19,371,000		19,371,000
Total principal	172,900,000		172,900,000
Less debt discount and issuance costs	4,864,000		4,864,000
Total debt	177,735,000		177,735,000		$ 122,692,000
Maturities of Long-Term Debt [Abstract]
Convertible debt	313,400,000		313,400,000
Maturity not extended	$ 3,500,000		$ 3,500,000
Convertible notes | Convertible Notes Facility | Debt Instrument, Conversion Scenario One
Debt Instrument [Line Items]
Conversion price (in usd per share) | $ / shares	$ 4.00		$ 4.00
Convertible notes | Convertible Notes Facility | Debt Instrument, Conversion Scenario Two
Debt Instrument [Line Items]
Conversion price (in usd per share) | $ / shares	5.00		5.00
Convertible notes | Convertible Notes Facility | Debt Instrument, Conversion Scenario Three
Debt Instrument [Line Items]
Conversion price (in usd per share) | $ / shares	6.00		6.00
Convertible notes | Convertible Notes Facility | Debt Instrument, Conversion Scenario Four
Debt Instrument [Line Items]
Conversion price (in usd per share) | $ / shares	4.00		4.00
Convertible notes | Convertible Notes Facility | Debt Instrument, Conversion Scenario Five
Debt Instrument [Line Items]
Conversion price (in usd per share) | $ / shares	5.00		5.00
Convertible notes | Convertible Notes Facility | Debt Instrument, Conversion Scenario Six
Debt Instrument [Line Items]
Conversion price (in usd per share) | $ / shares	6.00		6.00
Convertible notes | Convertible Notes Facility | Volume Weighted Average Price Period One
Debt Instrument [Line Items]
Volume weighted average price | $ / shares	15.00		15.00
Convertible notes | Convertible Notes Facility | Volume Weighted Average Price Period Two
Debt Instrument [Line Items]
Volume weighted average price | $ / shares	$ 12.00		$ 12.00
Convertible notes | Additional Paid-in Capital
Debt Instrument [Line Items]
Conversion of Convertible Notes into common stock		48,800,000
Convertible notes | Additional Paid-in Capital | Original Convertible Notes
Debt Instrument [Line Items]
Conversion of Convertible Notes into common stock		$ 48,800,000